Pacific Financial Core Equity Fund
FUND SUMMARY: PACIFIC FINANCIAL CORE EQUITY FUND
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Core Equity Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Core Equity Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses	[1]	0.21%	0.21%
Total Annual Fund Operating Expenses		1.64%	2.39%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	167	517	892	1,944
Investor Class	242	745	1,275	2,726

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on the adviser’s proprietary “Rational Analysis” process, which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities. These equity securities will consist primarily of other investment companies, including ETFs, (“Underlying Funds”) that invest primarily in U.S. common stock.

In selecting the Core Equity Fund’s positions, the adviser will use its proprietary “Rational Analysis” processes, as described below. The particular allocation of positions will change from time to time as market forces dictate.

The adviser utilizes a proprietary investment research process called “Rational Analysis” to select securities for each Fund’s portfolio. The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• ETF and Underlying Fund Risk: Underlying Funds, including ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Smaller Capitalization Securities Risk: Smaller capitalization companies may be more vulnerable than larger,more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	15.82%
Worst Quarter:	4th Quarter 2008	(24.68)%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 6.67%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Core Equity Fund	Label	One Year	Five Years	Since Inception	Inception Date
Institutional Class	Return before taxes	11.11%	11.18%	2.74%	Jul. 02, 2007
Institutional Class | Return after taxes on distributions		10.64%	9.12%	1.74%
Institutional Class | Return after taxes on distributions and sale of Fund shares		6.67%	8.04%	1.74%
Investor Class	Return before taxes	10.45%	10.36%	9.30%	Jul. 02, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	6.45%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Pacific Financial Explorer Fund
FUND SUMMARY: PACIFIC FINANCIAL EXPLORER FUND
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Explorer Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Explorer Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.31%	0.31%
Acquired Fund Fees and Expenses	[1]	0.23%	0.23%
Total Annual Fund Operating Expenses		1.79%	2.54%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Explorer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	182	563	970	2,105
Investor Class	257	791	1,350	2,875

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on said strategies using the Adviser’s proprietary “Rational Analysis” process, which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Explorer Fund invests primarily in other investment companies, including ETFs, (“Underlying Funds”) that invest primarily in companies outside of the Dow Jones Industrial Average (“DJIA”) index of 30 industrial stocks. The Explorer Fund seeks to identify investments in sectors, capitalizations, industries, or styles that are outperforming the DJIA and that have high expected returns.

In selecting the Explorer Fund’s positions, the adviser will use its proprietary “Rational Analysis” processes, as described below, with DJIA-type funds eliminated. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective. The particular allocation of positions will be dictated by movement of the U.S. domestic market.

The adviser utilizes a proprietary investment research process called “Rational Analysis” to select securities for each Fund’s portfolio. The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• ETF and Underlying Fund Risk: Underlying Funds, including ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Smaller Capitalization Securities Risk: Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2009	14.69%
Worst Quarter:	4th Quarter 2008	(20.75)%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 8.61%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Explorer Fund	Label	One Year	Five Years	Since Inception	Inception Date
Institutional Class	Return before taxes	7.58%	10.84%	2.46%	Jul. 02, 2007
Institutional Class | Return after taxes on distributions		7.58%	9.50%	1.67%
Institutional Class | Return after taxes on distributions and sale of Fund shares		4.29%	8.09%	1.60%
Investor Class	Return before taxes	6.78%	10.02%	8.09%	Jul. 02, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	6.45%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Pacific Financial International Fund
FUND SUMMARY: PACIFIC FINANCIAL INTERNATIONAL FUND
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial International Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial International Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses	[1]	1.01%	1.01%
Total Annual Fund Operating Expenses		2.56%	3.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	259	796	1,360	2,895
Investor Class	334	1,018	1,726	3,604

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on said strategies using the Adviser’s proprietary “Rational Analysis” process, which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The International Fund invests primarily in other investment companies, including ETFs, (“Underlying Funds”) that invest primarily in foreign companies, including regional and/or country-specific funds in various parts of the world.

In selecting the International Fund’s positions, the adviser will use its proprietary “Rational Analysis” processes, as described below, supplemented by quantitative risk/return criteria and strength characteristics relative to the MSCI EAFE Index to screen the universe of possible investments. Economic forecasts will play a role in identifying regional investment opportunities for the International Fund. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective. The particular allocation of positions may change frequently due to the high volatility of international investments.

The adviser utilizes a proprietary investment research process called “Rational Analysis” to select securities for each Fund’s portfolio. The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF and Underlying Fund Risk: Underlying Funds, including ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Smaller Capitalization Securities Risk: Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	20.51%
Worst Quarter:	3rd Quarter 2008	(25.90)%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 14.61%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial International Fund	Label	One Year	Five Years	Since Inception	Inception Date
Institutional Class	Return before taxes	(2.38%)	3.38%	(5.62%)	Jul. 02, 2007
Institutional Class | Return after taxes on distributions		(2.38%)	3.33%	(5.88%)
Institutional Class | Return after taxes on distributions and sale of Fund shares		(1.35%)	2.61%	(4.01%)
Investor Class	Return before taxes	(3.05%)	2.63%	(0.49%)	Jul. 02, 2007
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		1.00%	6.53%	(0.36%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Pacific Financial Strategic Conservative Fund
FUND SUMMARY: PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
Investment Objective:
The investment objective of the Fund is to seek preservation of capital and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Strategic Conservative Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Strategic Conservative Fund		Institutional Class	Investor Class
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.75%
Other Expenses		0.41%	0.41%
Acquired Fund Fees and Expenses	[1]	0.54%	0.54%
Total Annual Fund Operating Expenses		1.95%	2.45%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Strategic Conservative Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	198	612	1,052	2,275
Investor Class	248	764	1,306	2,786

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on said strategies using the Adviser’s proprietary “Rational Analysis” process, which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Strategic Conservative Fund invests primarily in other investment companies, including ETFs, (“Underlying Funds”) that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds, municipal bonds, and dividend-paying equity securities. The Strategic Conservative Fund may also invest directly in such fixed income and income producing securities. Equity investments normally will comprise a relatively small percentage of the Fund’s portfolio.

The Strategic Conservative Fund primarily invests (directly or indirectly through other investment companies) in fixed-income securities that are investment grade (rated “BBB-” or better by S&P). However, the Fund may invest in fixed-income securities of any credit quality. The average maturity of the fixed-income component of the Strategic Conservative Fund’s portfolio will reflect the averages of the various underlying investment companies held by the Fund. The Strategic Conservative Fund will invest without regard to any particular maturity range; however, it is anticipated that the weighted average maturity of the underlying securities in the Fund’s portfolio will range from zero to fifteen years.

In selecting the Strategic Conservative Fund’s positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns. The adviser then uses its proprietary “Rational Analysis” process, as described below. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

The adviser utilizes a proprietary investment research process called “Rational Analysis” to select securities for each Fund’s portfolio. The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• ETF and Underlying Fund Risk: Underlying Funds, including ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund. Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk. In addition, bond ETFs and mutual funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of fixed income securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time, and may be affected by economic trends, such as changes in interest rates.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Smaller Capitalization Securities Risk: Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2009	3.44%
Worst Quarter:	2nd Quarter 2013	(2.09)%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 2.53%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Strategic Conservative Fund	Label	One Year	Five Years	Since Inception	Inception Date
Institutional Class	Return before taxes	2.04%	1.91%	2.11%	Jul. 02, 2007
Institutional Class | Return after taxes on distributions		1.15%	0.91%	1.00%
Institutional Class | Return after taxes on distributions and sale of Fund shares		1.16%	1.07%	1.20%
Investor Class	Return before taxes	1.57%	1.21%	1.94%	Jul. 02, 2007
Barclays Intermediate Government Credit Index (reflects no deduction for fees, expenses, or taxes)		2.08%	1.85%	3.88%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

The Barclays Intermediate Government Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends and interest. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Pacific Financial Tactical Fund
FUND SUMMARY: PACIFIC FINANCIAL TACTICAL FUND
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Tactical Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Tactical Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.27%	0.27%
Acquired Fund Fees and Expenses	[1]	0.90%	0.90%
Total Annual Fund Operating Expenses		2.42%	3.17%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Tactical Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	245	755	1,291	2,756
Investor Class	320	977	1,659	3,476

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on said strategies using the Adviser’s proprietary “Rational Analysis” process, which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Tactical Fund invests primarily in other investment companies, including ETFs, (“Underlying Funds”). The Tactical Fund may invest in the international, domestic equity, and fixed income markets, with limited (typically less than 15%) exposure to emerging markets.

“Tactical” investing involves modifying the allocation of a fund’s investments according to the valuation of the markets in which the fund invests. For example, the adviser may reduce the Tactical Fund’s investments in stocks when the adviser believes that other securities, such as bonds, are poised to outperform stocks. Unlike stock picking, in which an investor predicts which individual stocks will perform well, tactical investing involves judgments of the future return of complete markets or sectors.

In selecting the Tactical Fund’s positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns. The adviser attempts to deliver positive returns regardless of market conditions by managing the Tactical Fund’s assets in a conservative manner. For example, the adviser may sell a position if it believes that the position will decline in value, even if the position’s long-term prospects are positive. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective. The Tactical Fund is expected to have high turnover.

The adviser utilizes a proprietary investment research process called “Rational Analysis” to select securities for each Fund’s portfolio. The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objectives, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF and Underlying Fund Risk: Underlying Funds, including ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund. Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk. In addition, bond ETFs and mutual funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity and fixed income securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time, and equity securities tend to be more volatile than other investment choices. Fixed income security prices may be affected by economic trends, such as changes in interest rates.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Smaller Capitalization Securities Risk: Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2012	3.46%
Worst Quarter:	3rd Quarter 2008	(2.20)%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 2.32%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Tactical Fund	Label	One Year	Five Years	Since Inception	Inception Date
Institutional Class	Return before taxes	0.96%	1.67%	0.87%	Jul. 02, 2007
Institutional Class | Return after taxes on distributions		0.26%	1.04%	0.34%
Institutional Class | Return after taxes on distributions and sale of Fund shares		0.62%	1.03%	0.46%
Investor Class	Return before taxes	0.23%	0.90%	0.96%	Jul. 02, 2007
Index - BofAML 3 Month Treasury Bill (reflects no deduction for (fees, expenses, or taxes)		0.33%	0.12%	0.57%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. Index returns assume reinvestment of dividends and interest. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Pacific Financial Faith & Values Based Moderate Fund
FUND SUMMARY: Pacific Financial Faith & Values Based Moderate Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Faith & Values Based Moderate Fund	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Faith & Values Based Moderate Fund		Institutional Class Shares	Investor Class Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.62%	0.62%
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%
Total Annual Fund Operating Expenses		2.48%	3.23%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Faith & Values Based Moderate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	251	773	1,321	2,816
Investor Class Shares	326	995	1,688	3,531

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on the adviser’s proprietary “Rational Analysis” which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. The Fund may invest in other investment companies, including ETFs (“Underlying Funds”). ETFs in which the Fund invests typically seek to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Faith & Values Based Moderate Fund seeks to achieve its investment objective by investing in a balanced portfolio of fixed income and equity securities. Under normal circumstances, the Fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Fund will invest the fixed income portion of the portfolio directly or in other Underlying Funds that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds and municipal bonds. While the Fund typically seeks to invest in investment grade fixed income securities (rated “BBB-” or better by S&P), there is no minimum credit quality or maturity and the Fund may invest in fixed income securities of any credit quality or maturity. The Fund will also invest in equity securities directly or through Underlying Funds that invest primarily in common stock of U.S. or foreign companies of any capitalization, or geographic location. The Fund may also invest in REITs. In selecting securities for the Fund, the adviser will apply an ethical screening, and exclude from the Fund any company that derives more than 20% of its revenues from abortion, pornography, liquor or tobacco, or is otherwise determined to be involved in promoting abortion, pornography, liquor or tobacco. Ethical screening is provided by a third party research firm which will be utilized to apply the Fund’s ethical screens and provide the adviser a list of securities that do not satisfy the ethical screening criteria and therefore are not eligible for investment. The Fund may invest in leveraged Underlying Funds and up to 10% of the Fund’s net assets in derivative securities of any kind. The Fund’s investments in leveraged funds and derivative securities are expected to consist primarily of options, future contracts, or options on futures contracts. The Fund uses leveraged Underlying Funds and derivative investments for leverage, to increase the potential return on an investment. The use of leverage generates returns that are more pronounced, both positively and negatively, than what would be generated on invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.

In selecting the Faith & Values Based Moderate Fund’s positions, the adviser will use its proprietary investment research “Rational Analysis” processes, as described below, but excludes the securities of any companies that are not eligible for investment under the ethical screening criteria described above. The particular allocation of positions will change from time to time as market forces dictate.

The adviser’s “Rational Analysis” uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Derivatives Risk: Derivative instruments derive their value from the value of an underlying security, currency, or index. Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

• Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF and Underlying Fund Risk: Underlying Funds, including ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Ethical Investing Risk: The Fund’s social and moral governance criteria limit the available investments compared to funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse than similar funds with no such criteria.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund. Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk. In addition, bond ETFs and mutual funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures and Options Risk: The use of options, futures contracts or options on futures contracts for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund’s returns, and the use of futures and options for investment purposes increases the Fund’s potential for loss.

• Hedging Risk: Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Leverage Risk: The use of leverage may exaggerate changes in the Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by a leveraged Underlying Fund or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Real Estate Risk: Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

• Small-Cap and Mid-Cap Securities Risk: The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Investor Class Shares For Calendar Years Ended December 31

Best Quarter:	4th Quarter 2015	2.77%
Worst Quarter:	3rd Quarter 2015	(6.01)%
The total return for Investor Class shares from January 1, 2017 to June 30, 2017 was 4.51%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Faith & Values Based Moderate Fund	Label	One Year	Since Inception	Inception Date
Investor Class Shares	Return before taxes	5.70%	1.04%	Dec. 03, 2014
Investor Class Shares | Return after taxes on distributions		5.70%	0.96%
Investor Class Shares | Return after taxes on distributions and sale of Fund shares		3.23%	0.76%
Index - Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit (reflects no deduction for (fees, expenses, or taxes)		7.07%	3.93%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Pacific Financial Flexible Growth & Income Fund
FUND SUMMARY: PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME
Investment Objective:
The investment objective of the Fund is to seek total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Flexible Growth & Income Fund	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Flexible Growth & Income Fund		Institutional Class Shares	Investor Class Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.26%	0.26%
Acquired Fund Fees and Expenses	[1]	1.22%	1.22%
Total Annual Fund Operating Expenses		2.73%	3.48%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Flexible Growth & Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	276	847	1,445	3,061
Investor Class Shares	351	1,068	1,807	3,756

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on the adviser’s proprietary “Rational Analysis” which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. The Fund may invest in other investment companies, including ETFs (“Underlying Funds”). ETFs in which the Fund invests typically seek to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Flexible Growth & Income Fund invests in a balanced portfolio of equity and fixed income securities through a variety of alternative strategies that the adviser believes can achieve the Fund’s investment objective by generating above average portfolio income and growth. This Fund is designed to have an aggressive level of risk and may invest in Underlying Funds, including dividend producing closed-end mutual funds, and listed securities (both equities and fixed income) of any capitalization-size or geographic location, as well as mortgage backed securities, mortgage REITs and Mortgage Investment Corporations, option strategies, long/short positions, managed futures, hedge funds, commodity- and currency-related securities or strategies and illiquid securities, including invest up to 10% of its net assets in hedge funds. The Fund may also invest in leveraged Underlying Funds and up to 10% of the Fund’s net assets in derivative securities of any kind. The Fund’s investments in derivative securities are expected to consist primarily of future contracts on financial and commodity markets. The Fund uses derivative investments for leverage, to increase the potential return on an investment. The use of leverage generates returns that are more pronounced, both positively and negatively, than what would be generated on invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. While the Fund typically seeks to invest in investment grade fixed income securities (rated “BBB-” or better by S&P), there is no minimum credit quality or maturity and the Fund may invest in fixed income securities of any credit quality or maturity.

In selecting the Flexible Growth & Income Fund’s positions, the adviser will use its proprietary investment research “Rational Analysis” processes, as described below. The particular allocation of positions will change from time to time as market forces and the Fund’s aggressive strategy dictate. The adviser’s Rational Analysis uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Commodities Risk: The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Currency Risk: The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Derivatives Risk: Derivative instruments derive their value from the value of an underlying security, currency, or index. Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

• Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF and Underlying Fund Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund. Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk. In addition, bond ETFs and mutual funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures and Options Risk: The use of options, futures contracts or options on futures contracts for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund’s returns, and the use of futures and options for investment purposes increases the Fund’s potential for loss.

• Hedging Risk: Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Leverage Risk: The use of leverage may exaggerate changes in a Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by leveraged Underlying Funds or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Limited History of Operations Risk: The Fund is a new mutual fund and has a limited history of operations.

• Managed Futures Risk: Investing in managed futures exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Real Estate Risk: Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

• Small-Cap and Mid-Cap Securities Risk: The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2016	1.22%
Worst Quarter:	1st Quarter 2016	(0.10)%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 4.03%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Flexible Growth & Income Fund	Label	One Year	Since Inception	Inception Date
Institutional Class Shares	Return before taxes	2.98%	1.77%	Nov. 20, 2015
Institutional Class Shares | Return after taxes on distributions		2.42%	0.82%
Institutional Class Shares | Return after taxes on distributions and sale of Fund shares		1.84%	0.99%
Investor Class Shares	Return before taxes	2.29%	1.10%	Nov. 20, 2015
Index - 1904 Blend		7.07%	5.31%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Pacific Financial Dynamic Allocation Fund
FUND SUMMARY: PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
Investment Objective:
The investment objective of the Fund is to seek total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Dynamic Allocation Fund	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Dynamic Allocation Fund		Institutional Class Shares	Investor Class Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.18%	0.19%
Acquired Fund Fees and Expenses	[1]	0.41%	0.41%
Total Annual Fund Operating Expenses		1.84%	2.60%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, once available, because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Dynamic Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	187	579	995	2,159
Investor Class Shares	263	808	1,380	2,934

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below. Individual securities are purchased and sold based on the adviser’s proprietary “Rational Analysis” process, which is described below. The term “exchange traded fund” is abbreviated as “ETF” throughout this prospectus. The Fund may invest in other investment companies, including ETFs (“Underlying Funds”). ETFs in which the Fund invests typically seek to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Dynamic Allocation Fund seeks to achieve its investment objective by investing in a balanced portfolio of fixed income and equity securities. The Fund will invest the fixed income portion of the portfolio directly or through Underlying Funds that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds, municipal bonds, and dividend-paying equity securities. While the Fund typically seeks to invest in investment grade fixed income securities (rated “BBB-” or better by S&P), there is no minimum credit quality or maturity and the Fund may invest in fixed income securities of any credit quality or maturity. The Fund will also invest in equity securities directly or through Underlying Funds that invest in common stock of U.S. or foreign companies of any capitalization or geographic location and may invest in REITs. The Fund may invest up to 40% in foreign investments, including ADRs, or securities of foreign companies, including emerging market securities. The Fund may invest in leveraged Underlying Funds and up to 10% of the Fund’s net assets in derivative securities of any kind. The Fund’s investments in derivative securities are expected to consist primarily of options, futures contracts or options on futures contracts. The Fund uses leveraged Underlying Funds and derivative investments for leverage, to increase the potential return on an investment. The use of leverage generates returns that are more pronounced, both positively and negatively, than what would be generated on invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.

In selecting the Dynamic Allocation Fund’s positions, the adviser will use its proprietary investment research process called “Rational Analysis”, as described below. The particular allocation of positions will change from time to time as market forces and the Fund’s moderate strategy dictate.

The adviser’s “Rational Analysis” uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions. Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a “Rational” decision-making model. The adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

• Technical Analysis: is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security’s intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

• Fundamental Analysis: is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security’s value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

• Quantitative Studies: The adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

• Company Risk: The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole. The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Derivatives Risk: Derivative instruments derive their value from the value of an underlying security, currency, or index. Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

• Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF and Underlying Fund Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund. Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk. In addition, bond ETFs and mutual funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures and Options Risk: The use of options, futures contracts or options on futures contracts for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund’s returns, and the use of futures and options for investment purposes increases the Fund’s potential for loss.

• Leverage Risk: The use of leverage may exaggerate changes in a Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by leveraged Underlying Funds or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Limited History of Operations Risk: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model and the adviser’s assessment of the attractiveness and potential appreciation of particular investments. There is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Real Estate Risk: Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

• Small-Cap and Mid-Cap Securities Risk: The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2016	1.95%
Worst Quarter:	1st Quarter 2016	0.50%
The total return for Institutional Class shares from January 1, 2017 to June 30, 2017 was 5.75%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pacific Financial Dynamic Allocation Fund	Label	One Year	Since Inception	Inception Date
Institutional Class Shares	Return before taxes	4.87%	4.92%	Nov. 20, 2015
Institutional Class Shares | Return after taxes on distributions		4.61%	4.52%
Institutional Class Shares | Return after taxes on distributions and sale of Fund shares		2.97%	3.69%
Investor Class Shares	Return before taxes	4.21%	4.20%	Nov. 20, 2015
Index - 1903 Blend		7.07%	8.22%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.

50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. 50% -The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.